CONDENSED STATEMENT OF OPERATIONS	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Staking revenue, net of fees	$ 0
Operating expenses:
General and administrative expenses	139,635
Other income:
Net loss	$ (139,635)
Weighted average shares outstanding, basic | shares	1,000
Weighted average shares outstanding, diluted | shares	1,000
Basic net loss per share of common stock (in dollar per share) | $ / shares	$ (139.64)
Diluted net loss per share of common stock (in dollar per share) | $ / shares	$ (139.64)
Avalanche Treasury Company, LLC
Staking revenue, net of fees	$ 2,057,074
Operating expenses:
General and administrative expenses	1,942,410
Change in fair value of digital assets	46,192,584
Realized loss on digital assets	477,431
Impairment of digital assets	5,059,757
Loss from operations	(51,615,108)
Other income:
Change in fair value of token sale liability	24,807,903
Other income	21,059
Interest earned on cash and marketable securities held in Trust Account	5,904
Total other income, net	24,834,866
Net loss	$ (26,780,242)
Weighted average shares outstanding, basic | shares	27,368,672
Weighted average shares outstanding, diluted | shares	27,368,672
Basic net loss per share of common stock (in dollar per share) | $ / shares	$ (0.98)
Diluted net loss per share of common stock (in dollar per share) | $ / shares	$ (0.98)